Virtus Duff & Phelps Global Real Estate Securities Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.05%	0.33%	0.32%	0.20%
Total Annual Fund Operating Expenses	3.15%	2.18%	1.17%	1.05%
Less: Fee Waiver and/or Expense Reimbursement(b)	(1.91)%	(0.19)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.24%	1.99%	0.99%	0.87%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.99% for Class C Shares, 0.99% for Class I Shares and 0.87% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$1,299	$1,951	$3,692
Class C	Sold	$302	$664	$1,152	$2,499
	Held	$202	$664	$1,152	$2,499
Class I	Sold or Held	$101	$354	$626	$1,404
Class R6	Sold or Held	$89	$316	$562	$1,266

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 73 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Duff & Phelps Global Real Estate Securities Fund(**)	1.24%	1.99%	0.99%	0.87%

(**) Contractual through January 31, 2026.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 DPIM Global RES Expense Cap Reduction (12/24)

Virtus Duff & Phelps Real Estate Securities Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.33%	0.37%	0.20%
Total Annual Fund Operating Expenses	1.36%	2.08%	1.12%	0.95%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.12)%	(0.09)%	(0.13)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.24%	1.99%	0.99%	0.79%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.99% for Class C Shares, 0.99% for Class I Shares and 0.79% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$946	$1,243	$2,085
Class C	Sold	$302	$643	$1,110	$2,403
	Held	$202	$643	$1,110	$2,403
Class I	Sold or Held	$101	$343	$604	$1,352
Class R6	Sold or Held	$81	$287	$510	$1,152

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 73 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Duff & Phelps Real Estate Securities Fund(**)	1.24%	1.99%	0.99%	0.79%

(**) Contractual through January 31, 2026.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 DPIM RES Expense Cap Reduction (12/24)

Virtus KAR Developing Markets Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	2.98%	2.93%	2.99%	2.91%
Total Annual Fund Operating Expenses	4.23%	4.93%	3.99%	3.91%
Less: Fee Waiver and/or Expense Reimbursement(b)	(2.90)%	(2.85)%	(2.91)%	(2.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.33%	2.08%	1.08%	1.03%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.33% for Class A Shares, 2.08% for Class C Shares, 1.08% for Class I Shares and 1.03% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$1,513	$2,361	$4,539
Class C	Sold	$311	$1,227	$2,243	$4,792
	Held	$211	$1,227	$2,243	$4,792
Class I	Sold or Held	$110	$948	$1,802	$4,016
Class R6	Sold or Held	$105	$927	$1,767	$3,948

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 73 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Developing Markets Fund(**)	1.33%	2.08%	1.08%	1.03%

(**) Contractual through January 31, 2026.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 KAR Dev. Markets Expense Cap Reduction (12/24)

Virtus KAR Emerging Markets Small-Cap Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.34%	0.31%	0.32%	0.23%
Total Annual Fund Operating Expenses	1.79%	2.51%	1.52%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.09)%	(0.06)%	(0.07)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.70%	2.45%	1.45%	1.30%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, 1.45% for Class I Shares and 1.30% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$713	$1,074	$1,458	$2,532
Class C	Sold	$348	$776	$1,330	$2,841
	Held	$248	$776	$1,330	$2,841
Class I	Sold or Held	$148	$473	$822	$1,807
Class R6	Sold or Held	$132	$440	$769	$1,702

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 73 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Emerging Markets Small-Cap Fund(**)	1.70%	2.45%	1.45%	1.30%

(**) Contractual through January 31, 2026.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 KAR EM Small-Cap Expense Cap Reduction (12/24)

Virtus Duff & Phelps Global Real Estate Securities Fund,

Virtus Duff & Phelps Real Estate Securities Fund,

Virtus KAR Developing Markets Fund, and

Virtus KAR Emerging Markets Small-Cap Fund (the “Funds”),

each a series of Virtus Opportunities Trust

Supplement dated December 17, 2024 to the Statement of

Additional Information (“SAI”) dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Funds’ investment adviser will implement new expense limitation arrangements to further limit the Funds’ expenses. The resulting change to the Funds’ SAI is described in more detail below.

In the table on page 92 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following:

Fund	Class A	Class C	Class I	Class R6
Virtus Duff & Phelps Global Real Estate Securities Fund(*)	1.24%	1.99%	0.99%	0.87%
Virtus Duff & Phelps Real Estate Securities Fund(*)	1.24%	1.99%	0.99%	0.79%
Virtus KAR Developing Markets Fund(*)	1.33%	2.08%	1.08%	1.03%
Virtus KAR Emerging Markets Small-Cap Fund(*)	1.70%	2.45%	1.45%	1.30%

(*) Contractual through January 31, 2026.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B DPIM/KAR Expense Cap Reduction (12/24)